OIL AND GAS PROPERTY, NET	6 Months Ended
Jun. 30, 2022
Extractive Industries [Abstract]
OIL AND GAS PROPERTY, NET

NOTE 5 – OIL AND GAS PROPERTY, NET

The following tables summarize the Company’s oil and gas activities by classification.

	June 30, 2022	December 31, 2021
	(Unaudited)
Oil and gas property - subject to amortization	$25,340,270	$23,828,143
Accumulated depletion and impairment	(20,599,820)	(20,223,663)
Oil and gas property - subject to amortization, net	$4,740,450	$3,604,480

Oil and gas property - not subject to amortization	$1,151,804	$1,151,804
Accumulated impairment	-	-
Oil and gas property - not subject to amortization, net	$1,151,804	$1,151,804

The following shows the movement of the oil and gas property -   subject to amortization balance.

Oil & Gas Property – Kruh
December 31, 2021	$3,604,480
Additional capitalization	1,512,127
Depletion	(376,157)
June 30, 2022 (Unaudited)	$4,740,450

For the six months ended June 30, 2022, the Company incurred aggregated development costs and abandonment and site restoration provisions, which were capitalized, at $1,512,127, mainly for the purpose of drilling 2 new wells at Kruh Block (the first well, called K-27, spudded in on April 7, 2022 and the second well, called K-28, spudded in on June 22, 2022) and development administration for these new wells.

Depletion recorded for production on properties subject to amortization for the six months ended June 30, 2022 and 2021, were $376,157 and $266,470 respectively.

Furthermore, for the six months ended June 30, 2022, the Company did not record any impairment to the oil and gas property according to the ceiling tests conducted, which showed that the present value of estimated future net revenues generated by the oil and gas property exceeded the carrying balances.